Short-term investments	12 Months Ended
Dec. 31, 2018
Statements Line Items
Short-term investments [Text Block]

9.                   Short-term investments

As at December 31, 2018, short-term investment is comprised of a $10.0 million secured senior loan (Note 12) with Falco Resources Ltd. (“Falco”), an associate of Osisko. The loan bears interests at a rate of 7%, compounded quarterly. The principal amount and accrued interests shall be payable on the earliest of the closing date of the silver stream transaction described in Note 14 or February 28, 2019.